Schedule of Accounts receivable Aging (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Financing Receivable, Past Due [Line Items]
Receivables $	$ 138,336	$ 60,948
Other receivables	2,411	94,276
Less: Expected credit loss	(48,524)
Total	92,223	155,224
Financial Asset, 1 to 29 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Receivables $	31,400	17,966
Other receivables	2,411	94,276
Less: Expected credit loss
Total	33,811	112,242
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Receivables $	7,270	6,652
Other receivables
Less: Expected credit loss
Total	7,270	6,652
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Receivables $	35,503	2,388
Other receivables
Less: Expected credit loss
Total	35,503	2,388
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Receivables $	64,163	33,942
Other receivables
Less: Expected credit loss	(48,524)
Total	$ 33,811	$ 33,942